DISPOSALS TO GOLAR PARTNERS (Details) (Retained investment in subsidiary, Golar LNG Partners, USD $)	Dec. 31, 2014	Mar. 28, 2014	Dec. 31, 2013	Feb. 07, 2013
Golar Igloo [Member]
Schedule of sale of subsidiary [Line Items]
Sales price	$ 156,000,000	$ 156,001,000
Less: Net assets transferred	(112,700,000)	(310,000,000)
Significant Acquisitions and Disposals, Acquisition Costs or Sale Proceeds, Debt Assumed		161,300,000
Significant acquisitions and disposals , interest rate swaps		3,600,000
Significant Acquisitions and Disposals, Acquisition Costs or Sale Proceeds, Working Capital Adjustment		3,700,000
Significant Acquisitions and Disposals, Acquisition Costs or Sale Proceeds, Purchase Consideration		310,000,000
Excess of sales price over net assets transferred	43,300,000
Golar Maria
Schedule of sale of subsidiary [Line Items]
Sales price			127,900,000	127,900,000
Less: Net assets transferred		(112,714,000)	(45,600,000)	(45,630,000)
Significant Acquisitions and Disposals, Acquisition Costs or Sale Proceeds, Debt Assumed				89,500,000
Swap Liability Assumed				3,100,000
Significant Acquisitions and Disposals, Acquisition Costs or Sale Proceeds, Working Capital Adjustment				5,500,000
Significant Acquisitions and Disposals, Deferred gain	(15,700,000)		(16,700,000)	(17,114,000)
Significant Acquisitions and Disposals, Acquisition Costs or Sale Proceeds, Purchase Consideration				215,000,000
Excess of sales price over net assets transferred	82,300,000	43,287,000	82,300,000	82,270,000
Significant Acquisitions and Disposals, Recognised gain				$ 65,156,000